Income Taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-capital Loss
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 846.7	$ 729.0
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	675.0	679.3
Royalty, stream and working interests.
Non-capital Loss
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 675.0	672.8
Tax losses (expiry dates - 2032-2043)
Non-capital Loss
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized		$ 6.5